SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Apr. 28, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 03, 2023	Mar. 31, 2023	Feb. 06, 2023
Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 37,868
Paid partial payment of promissory note		$ 35,000
Payments for promissory note	$ 37,868
Cory J Rosenberg [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 271,739
Debt conversion, converted instrument, shares issued				271,739
Gross proceeds				$ 250,000
Darcy A Campbell [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 100,000
Debt conversion, converted instrument, shares issued			100,000
Gross proceeds			$ 92,000
Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 616,304	$ 764,130	$ 1,350,000	$ 368,543
Debt conversion, converted instrument, shares issued			616,303	764,124
Gross proceeds			$ 567,000	$ 703,000	$ 1,242,000	$ 339,060
Convertible preferred stock, shares					1,350,001	368,543